OTHER LIABILITIES	6 Months Ended
Jul. 06, 2019
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES
OTHER LIABILITIES

(US $ millions)	Jul 6, 2019	Dec 31, 2018
Defined benefit pension obligations	$24	$20
Lease obligations	13	2
Accrued employee benefits	7	6
Reforestation obligations	4	2
Unrealized monetary hedge loss	—	3
Other	1	1
	$49	$34